Cash Restricted for Use (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current restricted cash	$ 37	$ 36	$ 37
Current restricted cash	28	19	23
Total cash restricted for use (note 34)	65	55	60
Cash restricted by prudential solvency requirements and other
Restrictions On Cash And Cash Equivalents [Line Items]
Current restricted cash	18	16	19
Cash balances held by the Tropicana joint venture
Restrictions On Cash And Cash Equivalents [Line Items]
Current restricted cash	$ 10	$ 3	$ 4